Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed		$ 10
Net realized cumulative after-tax losses reclassifed from AOCI to retained earnings	(15)
Dividend income recognized on equity securities	3	3
Dividend income recognized on equity securities designated at FVOCI that were disposed